SCHEDULE OF CASH AND CASH EQUIVALENTS ARE DEPOSITED IN FINANCIAL INSTITUTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash at bank	¥ 119	¥ 50
Total cash and cash equivalents balances held at financial institutions	592,358	699,391
CHINA
Total cash and cash equivalents balances held at financial institutions	570,300	671,004
CHINA | China, Yuan Renminbi
Cash at bank	270,423	290,148
CHINA | United States of America, Dollars
Cash at bank	299,877	380,856
UNITED STATES
Total cash and cash equivalents balances held at financial institutions	19,663	4,922
UNITED STATES | United States of America, Dollars
Cash at bank	19,663	4,922
HONG KONG
Total cash and cash equivalents balances held at financial institutions	1,851	23,010
HONG KONG | China, Yuan Renminbi
Cash at bank	11	4
HONG KONG | United States of America, Dollars
Cash at bank	894	22,073
HONG KONG | Hong Kong, Dollars
Cash at bank	946	933
Other Region [Member]
Total cash and cash equivalents balances held at financial institutions	425	405
Other Region [Member] | Malaysia, Ringgits
Cash at bank	¥ 425	¥ 405